Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

In the normal course of business, AltaGas transacts with its subsidiaries, affiliates and joint ventures. Amounts due to or from related parties on the Consolidated Balance Sheets were measured at the exchange amount and were as follows:

As at	December 31, 2019	December 31, 2018
Due from related parties
Accounts receivable (a)	$17.8	$60.8
Long-term investments and other assets (b)	45.0	45.0
	$62.8	$105.8
Due to related parties
Accounts payable (c)	$2.7	$6.3
Risk management liabilities - current (d)	—	0.9
	$2.7	$7.2

(a)	Receivables from joint ventures and ACI.

(b)
AltaGas has provided a $100.0 million interest bearing secured loan facility to Petrogas of which $50.0 million is committed. The facility is available for Petrogas to draw upon from time to time for general corporate purposes. The facility is subject to annual renewal and has a maturity date of June 27, 2021. As at December 31, 2019, Petrogas had drawn $45.0 million (December 31, 2018 - $45.0 million) under the facility.

(c)	Payables to joint venture.

(d)	Foreign exchange hedge with ACI.

The following transactions with related parties have been recorded on the Consolidated Statements of Income (Loss) for the years ended December 31, 2019 and 2018:

Year Ended December 31	2019	2018
Revenue (a)	$114.9	$68.4
Cost of sales (b)	$12.8	$4.2
Operating and administrative recoveries (c)	$(1.8)	$(1.3)
Other income (d)	$3.2	$9.2

(a)
In the ordinary course of business, AltaGas sold natural gas and natural gas liquids to a joint venture and ACI. For the year ended December 31, 2018, revenue also includes an unrealized loss on a foreign exchange hedge with ACI of $0.2 million.

(b)	In the ordinary course of business, AltaGas obtained natural gas storage services from a joint venture as well as incurred costs related to the sale of natural gas liquids to affiliates.

(c)
Administrative costs recovered from joint ventures. In addition, subsequent to the initial public offering (IPO) of ACI, AltaGas is providing certain day-to-day services to ACI under a Transition Services Agreement on a cost recovery basis. The Transition Services Agreement will operate until June 30, 2020, subject to earlier termination in certain circumstances, and is extendable by mutual agreement of the parties.

(d)
Interest income from loans to Petrogas (secured loan facility) and loans to ACI. Subsequent to the IPO of ACI, AltaGas provided certain loans to ACI for a portion of 2018. Loans to ACI were fully repaid by December 31, 2018.